Income Taxes (Details Textual) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2017
Income Taxes (Textual)
Total assets, percentage			25.00%
Net capital loss carryforward	€ 450,663
Future capital gains period		4 years
Aggregate estimated net operating loss	€ 3,157,594
Description of Income Tax Description	The 2017 carryforward will expire, if not utilized, through 2037. The 2020, 2019, and 2018 carryforwards shall be carried over indefinitely, subject to annual usage limits
Valuation allowance on deferred tax asset benefit, description	Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit related to the U.S. net operating loss and capital loss carry forwards to reduce the asset to zero.